Business Combination Agreement (Details)								4 Months Ended	7 Months Ended
	Jul. 26, 2025 USD ($)	Jun. 25, 2025 USD ($) $ / shares shares	Jun. 23, 2025 USD ($) Bitcoin	Jun. 19, 2025 USD ($) Bitcoin $ / shares	May 22, 2025 shares	Apr. 22, 2025 USD ($) shares	Aug. 12, 2024 $ / shares	Jun. 30, 2025 USD ($) Bitcoin $ / shares	Sep. 30, 2025 USD ($) Bitcoin $ / shares	Dec. 08, 2025 $ / shares	Apr. 22, 2025	Apr. 22, 2025 Bitcoin
Business Combination Agreement [Line Items]
Aggregate value
Aggregate purchase price				$ 165,000,000
Aggregate price per share (in Dollars per share) | $ / shares				$ 21
Aggregate bitcoin (in Bitcoin) | Bitcoin								10,500	10,500
Additional consideration	$ 84,863.57
Common stock, voting rights								one	one
April In-Kind PIPE Bitcoin [Member]
Business Combination Agreement [Line Items]
Bitcoin value											347.6168	347.6168
Convertible Notes Subscription Agreements [Member]
Business Combination Agreement [Line Items]
Proceeds from convertible debt				$ 7,857,143
Convertible Notes Subscription Agreements [Member] | Convertible Notes [Member]
Business Combination Agreement [Line Items]
Interest rate, percentage											1.00%
Principal amount						$ 340,200,000
Additional principal amount						$ 100,000,000
Subscription Agreements [Member] | June In-Kind PIPE Bitcoin [Member]
Business Combination Agreement [Line Items]
Bitcoin value | Bitcoin				132.9547
Business Combination Agreement [Member]
Business Combination Agreement [Line Items]
Bitcoin value | Bitcoin								4,812.220927	4,812.220927
Proceeds from convertible debt								$ 52,000,000	$ 52,000,000
Aggregate purchase price								458,700,000	458,700,000
Additional consideration								$ 84,863.57	$ 84,863.57
Business Combination Agreement [Member] | Option PIPE Bitcoin [Member]
Business Combination Agreement [Line Items]
Bitcoin value | Bitcoin								917.47360612	917.47360612
Aggregate purchase price								$ 99,500,000	$ 99,500,000
Business Combination Agreement [Member] | Holdback [Member]
Business Combination Agreement [Line Items]
Proceeds from convertible debt								$ 500,000	$ 500,000
June PIPE Bitcoin Sale and Purchase Agreement [Member]
Business Combination Agreement [Line Items]
Aggregate purchase price			$ 147,500,000
June PIPE Bitcoin Sale and Purchase Agreement [Member] | June PIPE Bitcoin [Member]
Business Combination Agreement [Line Items]
Bitcoin value | Bitcoin			1,381.15799423
Contribution Agreement [Member]
Business Combination Agreement [Line Items]
Aggregate bitcoin (in Bitcoin) | Bitcoin								31,500	31,500
Contribution Agreement [Member] | Tether [Member]
Business Combination Agreement [Line Items]
Aggregate bitcoin (in Bitcoin) | Bitcoin								24,500	24,500
Contribution Agreement [Member] | Bitfinex [Member]
Business Combination Agreement [Line Items]
Aggregate bitcoin (in Bitcoin) | Bitcoin								7,000	7,000
Securities Exchange Agreement [Member]
Business Combination Agreement [Line Items]
Share price (in Dollars per share) | $ / shares		$ 10
Securities Exchange Agreement [Member] | Bitcoin [Member]
Business Combination Agreement [Line Items]
Interest rate, percentage		1.50%
Service Agreement [Member]
Business Combination Agreement [Line Items]
Subsidiaries in exchange for a services fee								$ 30,000	$ 30,000
Business Combination [Member]
Business Combination Agreement [Line Items]
Stock price (in Dollars per share) | $ / shares								$ 10	$ 10
June PIPE Net Proceeds [Member] | June PIPE Bitcoin Sale and Purchase Agreement [Member]
Business Combination Agreement [Line Items]
Proceeds from aggregate cash gross			$ 3,300,000
Maximum [Member]
Business Combination Agreement [Line Items]
Founder shares, term							12 months
Minimum [Member]
Business Combination Agreement [Line Items]
Founder shares, term							6 months
Pubco Class A Stock [Member]
Business Combination Agreement [Line Items]
Share price (in Dollars per share) | $ / shares								10	10
Pubco Class A Stock [Member] | Convertible Notes [Member]
Business Combination Agreement [Line Items]
Principal amount		$ 486,500,000
Pubco Class A Stock [Member] | Forecast [Member]
Business Combination Agreement [Line Items]
Common stock, par value (in Dollars per share) | $ / shares										$ 0.01
Pubco Class A Stock [Member] | June Equity PIPE Investors [Member] | Softbank [Member]
Business Combination Agreement [Line Items]
Share price (in Dollars per share) | $ / shares								21	21
Pubco Class A Stock [Member] | PIPE Subscription Agreements [Member]
Business Combination Agreement [Line Items]
Exchange shares (in Shares) | shares		4,630,000
Aggregate amount		$ 46,300,000
CEP Class A Ordinary Shares [Member] | Forecast [Member]
Business Combination Agreement [Line Items]
Common stock, par value (in Dollars per share) | $ / shares										0.0001
Pubco Class B Stock [Member] | Forecast [Member]
Business Combination Agreement [Line Items]
Common stock, par value (in Dollars per share) | $ / shares										$ 0.01
CEP Class A Ordinary Shares [Member]
Business Combination Agreement [Line Items]
Common stock, par value (in Dollars per share) | $ / shares								$ 0.01	$ 0.01
Share price (in Dollars per share) | $ / shares							$ 10
CEP Class A Ordinary Shares [Member] | Subscription Agreements [Member] | April Equity PIPE Shares [Member]
Business Combination Agreement [Line Items]
Shares purchase (in Shares) | shares						20,000,000
Aggregate value						$ 200,000,000
CEP Class A Ordinary Shares [Member] | Subscription Agreements [Member] | June Equity PIPE Shares [Member]
Business Combination Agreement [Line Items]
Shares purchase (in Shares) | shares					7,857,143,000,000
Aggregate value				$ 165,000,000
Share price (in Dollars per share) | $ / shares				$ 21
CEP Class A Ordinary Shares [Member] | Contribution Agreement [Member] | Tether [Member]
Business Combination Agreement [Line Items]
Aggregate bitcoin (in Bitcoin) | Bitcoin								208	208
CEP Class A Ordinary Shares [Member] | Contribution Agreement [Member] | Bitfinex [Member]
Business Combination Agreement [Line Items]
Aggregate bitcoin (in Bitcoin) | Bitcoin								59	59
CEP Class A Ordinary Shares [Member] | Sponsor Support Agreement [Member]
Business Combination Agreement [Line Items]
Redemption shares issued (in Shares) | shares		7,084,804
CEP Class A Ordinary Shares [Member] | Sponsor Support Agreement [Member] | Conversion [Member]
Business Combination Agreement [Line Items]
Public Shares not subject to redemption percentage		25.00%
Common Class B [Member] | Contribution Agreement [Member] | Tether [Member]
Business Combination Agreement [Line Items]
Aggregate bitcoin (in Bitcoin) | Bitcoin								208	208
Common Class B [Member] | Contribution Agreement [Member] | Bitfinex [Member]
Business Combination Agreement [Line Items]
Aggregate bitcoin (in Bitcoin) | Bitcoin								59	59
CEP Class B Ordinary Shares [Member]
Business Combination Agreement [Line Items]
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001
April PIPE Investments [Member]
Business Combination Agreement [Line Items]
Gross proceeds, percentage		1.50%
Additional consideration		$ 98,963
April PIPE Investments [Member] | Sponsor Support Agreement [Member]
Business Combination Agreement [Line Items]
Gross proceeds, percentage		1.50%
Stock price (in Dollars per share) | $ / shares		$ 10